Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Warrants [Abstract]
Schedule of warrants activity

	Number of
	warrants	Amount
Balance, December 31, 2019	4,212,026	$1,731,250
Issued (ii) (note 11 (ii))	3,762,796	3,980,498
Expired	(3,388,026)	(1,234,749)
Exercised	(65,191)	(95,263)
Earned (i)	—	78,992
Balance, December 31, 2020	4,521,605	$4,460,728
Issued (ii), (note 11 (iii), (iv))	11,792,602	3,707,789
Expired	(186,746)	(75,886)
Exercised	(3,675,283)	(3,999,272)
Earned (i)	—	83,421
Balance, December 31, 2021	12,452,178	$4,176,780

Schedule of outstanding warrants

		Remaining
	Exercise	contractual	Warrants
Expiry date	price ($)	life (years)	exercisable
August 31, 2022	4.00	0.64	824,000
May 12, 2024	4.60	2.36	3,453,178
November 5, 2024(1)	4.79	2.85	8,175,000
	4.69	2.57	12,452,178

(1)	Warrants carry an exercise price of USD$3.75. This amount was translated to CAD for presentation purposes at the December 31, 2021 rate of 1.28. These warrants are classified as a derivative liability on the statement of financial position (see note 10).